Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS
At September 30, 2024
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 95.5%
Aerospace & Defense - 1.3%
TransDigm, Inc.
4.88%, 05/01/2029	$ 937,000	$ 910,539
5.50%, 11/15/2027	754,000	751,442
6.38%, 03/01/2029 (A)	383,000	395,708
6.88%, 12/15/2030 (A)	385,000	403,111
7.13%, 12/01/2031 (A)	85,000	89,817
Triumph Group, Inc.
9.00%, 03/15/2028 (A)	731,000	766,800
		3,317,417
Automobile Components - 3.0%
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 05/15/2026 (A)	462,000	461,886
6.75%, 05/15/2028 (A)	419,000	431,868
8.50%, 05/15/2027 (A)	846,000	848,495
Dana Financing Luxembourg SARL
5.75%, 04/15/2025 (A)	705,000	703,949
Dana, Inc.
4.25%, 09/01/2030	76,000	68,552
4.50%, 02/15/2032 (B)	889,000	788,026
5.63%, 06/15/2028	218,000	213,772
Goodyear Tire & Rubber Co.
4.88%, 03/15/2027 (B)	361,000	352,559
5.00%, 05/31/2026 - 07/15/2029 (B)	946,000	903,359
9.50%, 05/31/2025	479,000	480,268
Phinia, Inc.
6.63%, 10/15/2032 (A)	706,000	712,771
ZF North America Capital, Inc.
4.75%, 04/29/2025 (A)	635,000	629,360
6.75%, 04/23/2030 (A)	530,000	534,675
6.88%, 04/14/2028 (A)	435,000	441,689
7.13%, 04/14/2030 (A)	303,000	314,084
		7,885,313
Automobiles - 1.8%
Ford Motor Co.
6.10%, 08/19/2032 (B)	140,000	143,381
Ford Motor Credit Co. LLC
2.70%, 08/10/2026 (B)	245,000	235,349
3.38%, 11/13/2025	627,000	615,003
4.00%, 11/13/2030	625,000	577,469
4.39%, 01/08/2026	676,000	670,066
6.95%, 03/06/2026	541,000	553,619
7.35%, 11/04/2027 - 03/06/2030	973,000	1,046,881
Wabash National Corp.
4.50%, 10/15/2028 (A)	974,000	892,306
		4,734,074
Banks - 1.5%
Barclays PLC
Fixed until 11/02/2025, 7.33% (C), 11/02/2026	600,000	615,640
Intesa Sanpaolo SpA
Fixed until 06/01/2031, 4.20% (C), 06/01/2032 (A)	972,000	865,799
5.71%, 01/15/2026 (A)	651,000	655,998
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Intesa Sanpaolo SpA (continued)
7.00%, 11/21/2025 (A)	$ 200,000	$ 204,784
Fixed until 11/21/2032, 8.25% (C), 11/21/2033 (A)	411,000	476,866
JPMorgan Chase & Co.
Fixed until 02/01/2025 (D), 4.60% (C)	926,000	917,967
Lloyds Banking Group PLC
Fixed until 08/15/2032, 7.95% (C), 11/15/2033	200,000	233,833
		3,970,887
Beverages - 0.5%
Primo Water Holdings, Inc.
4.38%, 04/30/2029 (A)	1,476,000	1,416,208
Building Products - 3.4%
Boise Cascade Co.
4.88%, 07/01/2030 (A)(B)	1,235,000	1,190,820
Builders FirstSource, Inc.
4.25%, 02/01/2032 (A)	1,305,000	1,206,284
5.00%, 03/01/2030 (A)	212,000	207,866
6.38%, 06/15/2032 (A)	461,000	477,886
Camelot Return Merger Sub, Inc.
8.75%, 08/01/2028 (A)(B)	870,000	880,446
Cornerstone Building Brands, Inc.
6.13%, 01/15/2029 (A)	448,000	395,785
9.50%, 08/15/2029 (A)	419,000	430,462
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.63%, 12/15/2030 (A)	881,000	908,466
6.75%, 07/15/2031 (A)	179,000	186,688
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028 (A)	1,006,000	1,010,674
8.88%, 11/15/2031 (A)	1,654,000	1,783,635
Summit Materials LLC/Summit Materials Finance Corp.
7.25%, 01/15/2031 (A)	215,000	227,512
		8,906,524
Chemicals - 1.2%
ASP Unifrax Holdings, Inc.
5.25%, 09/30/2028 (A)	368,000	183,584
Avient Corp.
6.25%, 11/01/2031 (A)	147,000	150,714
7.13%, 08/01/2030 (A)	986,000	1,029,959
Olin Corp.
5.00%, 02/01/2030	538,000	525,468
5.13%, 09/15/2027	427,000	424,590
5.63%, 08/01/2029	470,000	471,159
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13%, 04/01/2029 (A)	668,000	324,535
		3,110,009
Commercial Services & Supplies - 5.4%
Allied Universal Holdco LLC
7.88%, 02/15/2031 (A)	1,484,000	1,516,201
Transamerica Series Trust

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 07/15/2027 (A)	$ 738,000	$ 734,837
8.00%, 02/15/2031 (A)(B)	1,250,000	1,278,286
Benteler International AG
10.50%, 05/15/2028 (A)	760,000	803,455
Enviri Corp.
5.75%, 07/31/2027 (A)	1,424,000	1,397,750
Garda World Security Corp.
6.00%, 06/01/2029 (A)	640,000	612,019
9.50%, 11/01/2027 (A)	299,000	299,349
GFL Environmental, Inc.
6.75%, 01/15/2031 (A)	355,000	372,541
Herc Holdings, Inc.
5.50%, 07/15/2027 (A)(B)	1,702,000	1,699,839
6.63%, 06/15/2029 (A)	220,000	227,822
Hertz Corp.
4.63%, 12/01/2026 (A)(B)	69,000	54,351
5.00%, 12/01/2029 (A)(B)	1,376,000	909,008
12.63%, 07/15/2029 (A)(B)	187,000	203,849
Madison IAQ LLC
5.88%, 06/30/2029 (A)(B)	1,077,000	1,048,535
Reworld Holding Corp.
4.88%, 12/01/2029 (A)	501,000	471,626
5.00%, 09/01/2030	458,000	429,561
United Rentals North America, Inc.
3.75%, 01/15/2032	395,000	360,579
4.00%, 07/15/2030	707,000	668,247
5.50%, 05/15/2027	77,000	77,072
6.00%, 12/15/2029 (A)	802,000	827,761
WW International, Inc.
4.50%, 04/15/2029 (A)	1,178,000	258,113
		14,250,801
Communications Equipment - 3.8%
Altice France SA
8.13%, 02/01/2027 (A)(B)	970,000	793,202
CommScope LLC
4.75%, 09/01/2029 (A)	726,000	609,840
8.25%, 03/01/2027 (A)	620,000	558,596
GoTo Group, Inc.
5.50%, 05/01/2028 (A)	659,047	507,084
Iliad Holding SASU
6.50%, 10/15/2026 (A)	222,000	224,443
7.00%, 10/15/2028 (A)	534,000	543,206
8.50%, 04/15/2031 (A)	728,000	782,978
Level 3 Financing, Inc.
3.63%, 01/15/2029 (A)	418,000	291,555
3.75%, 07/15/2029 (A)	1,290,000	877,200
4.25%, 07/01/2028 (A)	1,047,000	838,842
10.50%, 05/15/2030 (A)	1,090,000	1,173,112
11.00%, 11/15/2029 (A)	580,000	642,625
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/2031 (A)	585,000	517,958
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Communications Equipment (continued)
Vmed O2 U.K. Financing I PLC (continued)
4.75%, 07/15/2031 (A)	$ 1,029,000	$ 915,919
7.75%, 04/15/2032 (A)	776,000	796,870
		10,073,430
Construction & Engineering - 2.0%
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.63%, 01/15/2028 (A)	830,000	837,299
Beazer Homes USA, Inc.
7.25%, 10/15/2029 (B)	1,010,000	1,036,663
7.50%, 03/15/2031 (A)	743,000	770,958
Century Communities, Inc.
6.75%, 06/01/2027	999,000	1,008,674
KB Home
7.25%, 07/15/2030	326,000	340,301
Landsea Homes Corp.
8.88%, 04/01/2029 (A)	1,102,000	1,162,185
		5,156,080
Consumer Staples Distribution & Retail - 1.4%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 01/15/2028 (A)	242,000	232,640
4.00%, 10/15/2030 (A)	636,000	586,514
Bath & Body Works, Inc.
6.63%, 10/01/2030 (A)	236,000	240,543
6.75%, 07/01/2036	497,000	512,243
6.88%, 11/01/2035	395,000	411,609
7.50%, 06/15/2029	549,000	567,527
9.38%, 07/01/2025 (A)	56,000	57,477
Walgreens Boots Alliance, Inc.
8.13%, 08/15/2029 (B)	1,057,000	1,054,971
		3,663,524
Containers & Packaging - 5.8%
ARD Finance SA
PIK Rate 7.25%, Cash Rate 6.50%, 06/30/2027 (A)(E)	472,000	106,139
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
6.00%, 06/15/2027 (A)	275,000	277,011
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13%, 08/15/2026 (A)(B)	594,000	534,535
5.25%, 08/15/2027 (A)(B)	889,000	663,052
Ball Corp.
2.88%, 08/15/2030	1,547,000	1,376,830
6.00%, 06/15/2029	57,000	58,967
6.88%, 03/15/2028	709,000	734,206
Cascades, Inc./Cascades USA, Inc.
5.13%, 01/15/2026 (A)	200,000	198,093
5.38%, 01/15/2028 (A)(B)	904,000	883,719
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029 (A)(B)	195,000	196,962
Crown Americas LLC/Crown Americas Capital Corp. VI
4.75%, 02/01/2026	1,435,000	1,430,224
Transamerica Series Trust

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging (continued)
Graphic Packaging International LLC
3.50%, 03/15/2028 - 03/01/2029 (A)	$ 1,087,000	$ 1,031,358
3.75%, 02/01/2030 (A)	404,000	378,318
6.38%, 07/15/2032 (A)	535,000	552,285
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2027 (A)	466,000	480,904
9.25%, 04/15/2027 (A)	148,000	151,794
OI European Group BV
4.75%, 02/15/2030 (A)	353,000	333,843
Owens-Brockway Glass Container, Inc.
7.25%, 05/15/2031 (A)(B)	439,000	450,973
7.38%, 06/01/2032 (A)(B)	440,000	449,369
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.
4.38%, 10/15/2028 (A)	38,000	36,400
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC
4.00%, 10/15/2027 (A)	1,527,000	1,468,112
Sealed Air Corp.
6.50%, 07/15/2032 (A)	216,000	222,592
6.88%, 07/15/2033 (A)(B)	887,000	966,613
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/2028 (A)	364,000	369,996
7.25%, 02/15/2031 (A)	553,000	585,437
Trivium Packaging Finance BV
5.50%, 08/15/2026 (A)	1,049,000	1,045,304
8.50%, 08/15/2027 (A)	345,000	345,568
		15,328,604
Diversified REITs - 0.4%
Iron Mountain Information Management Services, Inc.
5.00%, 07/15/2032 (A)	505,000	486,971
VICI Properties LP/VICI Note Co., Inc.
4.63%, 06/15/2025 (A)	182,000	180,969
5.75%, 02/01/2027 (A)	480,000	488,345
		1,156,285
Electric Utilities - 2.4%
Calpine Corp.
3.75%, 03/01/2031 (A)	581,000	538,583
4.50%, 02/15/2028 (A)	753,000	734,786
5.00%, 02/01/2031 (A)	140,000	135,605
5.13%, 03/15/2028 (A)	472,000	465,536
5.25%, 06/01/2026 (A)	700,000	697,393
Clearway Energy Operating LLC
3.75%, 02/15/2031 (A)	360,000	329,730
4.75%, 03/15/2028 (A)	583,000	572,126
Elwood Energy LLC
8.16%, 07/05/2026	156,051	146,687
NRG Energy, Inc.
3.38%, 02/15/2029 (A)	193,000	180,015
3.63%, 02/15/2031 (A)	62,000	56,183
3.88%, 02/15/2032 (A)	31,000	28,242
5.75%, 01/15/2028	280,000	282,096
Vistra Operations Co. LLC
4.38%, 05/01/2029 (A)	267,000	258,463
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Vistra Operations Co. LLC (continued)
5.00%, 07/31/2027 (A)	$ 771,000	$ 767,288
5.63%, 02/15/2027 (A)	69,000	68,890
6.88%, 04/15/2032 (A)	1,004,000	1,056,334
		6,317,957
Electrical Equipment - 0.8%
Energizer Holdings, Inc.
4.38%, 03/31/2029 (A)	502,000	475,389
6.50%, 12/31/2027 (A)(B)	710,000	721,587
WESCO Distribution, Inc.
6.38%, 03/15/2029 (A)	572,000	591,061
6.63%, 03/15/2032 (A)	195,000	203,108
7.25%, 06/15/2028 (A)	219,000	224,258
		2,215,403
Electronic Equipment, Instruments & Components - 1.3%
EquipmentShare.com, Inc.
8.00%, 03/15/2033 (A)	810,000	829,858
8.63%, 05/15/2032 (A)	290,000	304,282
9.00%, 05/15/2028 (A)	922,000	962,983
Sensata Technologies BV
4.00%, 04/15/2029 (A)	412,000	392,728
Sensata Technologies, Inc.
3.75%, 02/15/2031 (A)	66,000	60,434
4.38%, 02/15/2030 (A)	301,000	287,662
6.63%, 07/15/2032 (A)	428,000	446,340
		3,284,287
Energy Equipment & Services - 1.0%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028 (A)	788,000	791,647
6.63%, 09/01/2032 (A)	926,000	949,557
Sunnova Energy Corp.
5.88%, 09/01/2026 (A)	312,000	291,313
11.75%, 10/01/2028 (A)(B)	579,000	554,381
		2,586,898
Financial Services - 2.3%
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026 (A)	1,044,000	1,010,958
8.00%, 06/15/2027 (A)	418,000	442,901
ILFC E-Capital Trust I
3-Month Term SOFR + 1.81%, 6.56% (C), 12/21/2065 (A)	2,322,000	1,836,646
ILFC E-Capital Trust II
3-Month Term SOFR + 2.06%, 6.81% (C), 12/21/2065 (A)	959,000	762,740
Macquarie Airfinance Holdings Ltd.
6.50%, 03/26/2031 (A)	65,000	68,805
8.13%, 03/30/2029 (A)	964,000	1,021,119
PennyMac Financial Services, Inc.
7.13%, 11/15/2030 (A)	191,000	197,751
Transamerica Series Trust

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Financial Services (continued)
United Wholesale Mortgage LLC
5.50%, 04/15/2029 (A)	$ 291,000	$ 283,395
5.75%, 06/15/2027 (A)	466,000	462,986
		6,087,301
Food Products - 2.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
3.50%, 03/15/2029 (A)(F)	952,000	887,473
4.63%, 01/15/2027 (A)(F)	791,000	769,534
6.50%, 02/15/2028 (A)(B)(F)	858,000	873,630
7.50%, 03/15/2026 (A)(F)	155,000	156,337
Chobani LLC/Chobani Finance Corp., Inc.
7.63%, 07/01/2029 (A)(B)	803,000	843,254
Darling Ingredients, Inc.
5.25%, 04/15/2027 (A)	210,000	208,901
6.00%, 06/15/2030 (A)	641,000	646,932
Post Holdings, Inc.
4.50%, 09/15/2031 (A)(B)	339,000	316,703
4.63%, 04/15/2030 (A)	713,000	682,293
5.50%, 12/15/2029 (A)	973,000	965,941
5.63%, 01/15/2028 (A)	136,000	137,153
6.25%, 02/15/2032 (A)	331,000	340,943
6.25%, 10/15/2034 (A)(G)	112,000	112,539
6.38%, 03/01/2033 (A)	779,000	788,347
		7,729,980
Health Care Equipment & Supplies - 1.0%
Medline Borrower LP
3.88%, 04/01/2029 (A)	1,076,000	1,018,646
Medline Borrower LP/Medline Co-Issuer, Inc.
6.25%, 04/01/2029 (A)	463,000	477,155
Sotera Health Holdings LLC
7.38%, 06/01/2031 (A)	1,117,000	1,159,995
		2,655,796
Health Care Providers & Services - 4.4%
Acadia Healthcare Co., Inc.
5.00%, 04/15/2029 (A)	1,035,000	986,546
CHS/Community Health Systems, Inc.
5.25%, 05/15/2030 (A)	853,000	787,818
5.63%, 03/15/2027 (A)	319,000	313,923
6.88%, 04/15/2029 (A)(B)	63,000	57,329
10.88%, 01/15/2032 (A)	715,000	788,112
Concentra Escrow Issuer Corp.
6.88%, 07/15/2032 (A)	160,000	168,155
DaVita, Inc.
3.75%, 02/15/2031 (A)	1,288,000	1,162,347
4.63%, 06/01/2030 (A)	418,000	398,568
Encompass Health Corp.
4.50%, 02/01/2028	603,000	591,725
4.63%, 04/01/2031	60,000	57,583
4.75%, 02/01/2030	218,000	213,005
5.75%, 09/15/2025	574,000	572,451
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Heartland Dental LLC/Heartland Dental Finance Corp.
10.50%, 04/30/2028 (A)	$ 601,000	$ 643,106
Kedrion SpA
6.50%, 09/01/2029 (A)(B)	776,000	737,200
Molina Healthcare, Inc.
4.38%, 06/15/2028 (A)	922,000	896,362
Tenet Healthcare Corp.
4.25%, 06/01/2029	807,000	778,016
4.63%, 06/15/2028	28,000	27,469
5.13%, 11/01/2027	647,000	644,536
6.13%, 10/01/2028 (B)	1,201,000	1,209,167
6.13%, 06/15/2030	451,000	458,241
		11,491,659
Health Care REITs - 0.2%
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/2031 (B)	879,000	642,236
Hotel & Resort REITs - 0.5%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/01/2028 (A)	392,000	391,369
7.00%, 02/01/2030 (A)	723,000	751,538
Pebblebrook Hotel LP/PEB Finance Corp.
6.38%, 10/15/2029 (A)(G)	175,000	176,145
		1,319,052
Hotels, Restaurants & Leisure - 10.4%
Amer Sports Co.
6.75%, 02/16/2031 (A)(B)	984,000	1,008,722
Boyne USA, Inc.
4.75%, 05/15/2029 (A)(B)	1,131,000	1,087,059
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (A)(B)	661,000	628,679
6.50%, 02/15/2032 (A)	335,000	346,530
7.00%, 02/15/2030 (A)	77,000	80,422
Carnival Corp.
6.00%, 05/01/2029 (A)(B)	1,423,000	1,441,488
7.00%, 08/15/2029 (A)	109,000	115,822
7.63%, 03/01/2026 (A)	192,000	193,859
10.50%, 06/01/2030 (A)	412,000	447,415
Carnival Holdings Bermuda Ltd.
10.38%, 05/01/2028 (A)	332,000	358,703
Churchill Downs, Inc.
5.75%, 04/01/2030 (A)	912,000	912,145
6.75%, 05/01/2031 (A)	669,000	690,866
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/2030 (B)	622,000	613,962
5.38%, 05/01/2025 (A)	37,000	36,881
5.75%, 05/01/2028 (A)	69,000	69,307
5.88%, 04/01/2029 (A)	81,000	83,046
Transamerica Series Trust

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031 (A)	$ 944,000	$ 856,858
5.00%, 06/01/2029 (A)	453,000	430,372
International Game Technology PLC
4.13%, 04/15/2026 (A)	227,000	224,065
5.25%, 01/15/2029 (A)	217,000	216,510
6.25%, 01/15/2027 (A)	214,000	218,478
Light & Wonder International, Inc.
7.00%, 05/15/2028 (A)	731,000	737,712
7.50%, 09/01/2031 (A)	928,000	973,267
MGM Resorts International
4.63%, 09/01/2026	341,000	338,823
4.75%, 10/15/2028	633,000	620,302
5.50%, 04/15/2027 (B)	924,000	927,130
6.13%, 09/15/2029	667,000	675,739
6.50%, 04/15/2032	899,000	916,060
NCL Corp. Ltd.
5.88%, 03/15/2026 - 02/15/2027 (A)	1,614,000	1,616,623
8.13%, 01/15/2029 (A)	383,000	409,646
Royal Caribbean Cruises Ltd.
5.38%, 07/15/2027 (A)	500,000	504,379
5.50%, 04/01/2028 (A)	412,000	417,341
5.63%, 09/30/2031 (A)	172,000	174,520
6.00%, 02/01/2033 (A)	332,000	340,301
6.25%, 03/15/2032 (A)(B)	171,000	177,377
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.
6.63%, 03/01/2030 (A)	661,000	656,218
Station Casinos LLC
4.50%, 02/15/2028 (A)(B)	1,696,000	1,637,691
6.63%, 03/15/2032 (A)	404,000	413,028
Travel & Leisure Co.
4.50%, 12/01/2029 (A)	392,000	371,345
6.00%, 04/01/2027	926,000	937,606
6.60%, 10/01/2025	148,000	149,489
Vail Resorts, Inc.
6.50%, 05/15/2032 (A)(B)	534,000	557,934
Viking Cruises Ltd.
5.88%, 09/15/2027 (A)	1,374,000	1,373,057
7.00%, 02/15/2029 (A)	710,000	718,729
9.13%, 07/15/2031 (A)	251,000	275,391
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
7.13%, 02/15/2031 (A)	1,155,000	1,245,230
		27,226,127
Household Products - 0.3%
Central Garden & Pet Co.
4.13%, 04/30/2031 (A)	738,000	675,957
Insurance - 3.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.50%, 10/01/2031 (A)	807,000	816,624
6.75%, 10/15/2027 (A)	367,000	365,624
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Constellation Insurance, Inc.
6.80%, 01/24/2030 (A)	$ 1,361,000	$ 1,368,979
Global Atlantic Finance Co.
Fixed until 07/15/2026, 4.70% (C), 10/15/2051 (A)	732,000	700,717
7.95%, 06/15/2033 (A)	623,000	710,199
Fixed until 07/15/2029, 7.95% (C), 10/15/2054 (A)	594,000	620,035
Hartford Financial Services Group, Inc.
3-Month Term SOFR + 2.39%, 7.50% (C), 02/12/2067 (A)	1,028,000	952,225
HUB International Ltd.
7.25%, 06/15/2030 (A)	370,000	385,653
7.38%, 01/31/2032 (A)	210,000	216,863
Lincoln National Corp.
3-Month Term SOFR + 2.62%, 7.72% (C), 05/17/2066	1,221,000	967,765
Panther Escrow Issuer LLC
7.13%, 06/01/2031 (A)	895,000	938,908
		8,043,592
Internet & Catalog Retail - 1.2%
ION Trading Technologies SARL
9.50%, 05/30/2029 (A)	1,133,000	1,158,562
Uber Technologies, Inc.
6.25%, 01/15/2028 (A)	59,000	59,622
7.50%, 09/15/2027 (A)(F)	883,000	900,501
8.00%, 11/01/2026 (A)	907,000	908,324
		3,027,009
IT Services - 2.0%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.
6.00%, 11/01/2029 (A)	1,032,000	994,419
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	829,000	767,186
Gartner, Inc.
3.63%, 06/15/2029 (A)	273,000	260,622
3.75%, 10/01/2030 (A)	211,000	198,134
4.50%, 07/01/2028 (A)	451,000	446,361
NCR Voyix Corp.
5.00%, 10/01/2028 (A)(B)	329,000	323,319
5.13%, 04/15/2029 (A)	322,000	315,101
Western Digital Corp.
4.75%, 02/15/2026	1,960,000	1,950,676
		5,255,818
Machinery - 1.1%
Chart Industries, Inc.
7.50%, 01/01/2030 (A)	1,247,000	1,314,382
GrafTech Global Enterprises, Inc.
9.88%, 12/15/2028 (A)(B)	239,000	191,436
SPX Flow, Inc.
8.75%, 04/01/2030 (A)	1,274,000	1,336,709
		2,842,527
Transamerica Series Trust

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media - 8.7%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031 - 01/15/2034 (A)	$ 846,000	$ 708,696
4.50%, 08/15/2030 (A)	378,000	342,295
4.50%, 05/01/2032	698,000	603,429
4.50%, 06/01/2033 (A)(B)	556,000	472,481
4.75%, 03/01/2030 - 02/01/2032 (A)	1,775,000	1,602,072
5.00%, 02/01/2028 (A)	423,000	411,484
5.38%, 06/01/2029 (A)	461,000	444,102
5.50%, 05/01/2026 (A)	348,000	347,326
Clear Channel Outdoor Holdings, Inc.
7.50%, 06/01/2029 (A)(B)	188,000	162,381
7.75%, 04/15/2028 (A)(B)	368,000	329,400
9.00%, 09/15/2028 (A)	699,000	743,163
CSC Holdings LLC
4.13%, 12/01/2030 (A)(B)	248,000	180,731
4.50%, 11/15/2031 (A)	662,000	481,930
5.38%, 02/01/2028 (A)(B)	400,000	336,947
5.75%, 01/15/2030 (A)	2,870,000	1,485,457
6.50%, 02/01/2029 (A)	460,000	381,078
7.50%, 04/01/2028 (A)	500,000	334,227
11.75%, 01/31/2029 (A)	400,000	386,636
DISH DBS Corp.
5.75%, 12/01/2028 (A)	243,000	212,314
7.38%, 07/01/2028	360,000	270,304
7.75%, 07/01/2026	218,000	190,150
DISH Network Corp.
11.75%, 11/15/2027 (A)	354,000	370,631
Gray Television, Inc.
4.75%, 10/15/2030 (A)	662,000	421,064
5.38%, 11/15/2031 (A)	1,156,000	727,083
iHeartCommunications, Inc.
5.25%, 08/15/2027 (A)	564,000	385,361
6.38%, 05/01/2026 (B)	495,000	433,027
8.38%, 05/01/2027	1,147,386	614,003
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029 (A)(B)	1,506,000	1,231,523
6.75%, 10/15/2027 (A)	816,000	746,475
Sirius XM Radio, Inc.
3.13%, 09/01/2026 (A)	211,000	203,753
4.13%, 07/01/2030 (A)(B)	485,000	439,944
5.00%, 08/01/2027 (A)	31,000	30,498
5.50%, 07/01/2029 (A)	373,000	364,529
TEGNA, Inc.
4.63%, 03/15/2028	481,000	458,980
4.75%, 03/15/2026 (A)	244,000	240,846
Univision Communications, Inc.
6.63%, 06/01/2027 (A)	796,000	797,461
8.00%, 08/15/2028 (A)	403,000	412,086
8.50%, 07/31/2031 (A)(B)	833,000	836,353
Virgin Media Finance PLC
5.00%, 07/15/2030 (A)(B)	647,000	568,632
Virgin Media Secured Finance PLC
5.50%, 05/15/2029 (A)	1,139,000	1,092,218
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
VZ Secured Financing BV
5.00%, 01/15/2032 (A)	$ 2,115,000	$ 1,946,936
		22,748,006
Metals & Mining - 4.1%
Advanced Drainage Systems, Inc.
5.00%, 09/30/2027 (A)	217,000	214,412
6.38%, 06/15/2030 (A)	238,000	243,167
Big River Steel LLC/BRS Finance Corp.
6.63%, 01/31/2029 (A)	1,137,000	1,151,933
Cleveland-Cliffs, Inc.
7.00%, 03/15/2032 (A)(B)	1,417,000	1,429,247
Constellium SE
5.63%, 06/15/2028 (A)(B)	1,551,000	1,548,320
FMG Resources August 2006 Pty. Ltd.
5.88%, 04/15/2030 (A)	718,000	727,195
6.13%, 04/15/2032 (A)(B)	698,000	714,044
Mineral Resources Ltd.
8.13%, 05/01/2027 (A)	872,000	880,438
8.50%, 05/01/2030 (A)(B)	988,000	1,029,635
9.25%, 10/01/2028 (A)(B)	99,000	105,142
New Gold, Inc.
7.50%, 07/15/2027 (A)	1,032,000	1,052,460
Novelis Corp.
3.25%, 11/15/2026 (A)	70,000	67,546
3.88%, 08/15/2031 (A)	71,000	64,750
4.75%, 01/30/2030 (A)	1,620,000	1,571,686
		10,799,975
Mortgage Real Estate Investment Trusts - 0.6%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027 (A)	364,000	355,041
5.25%, 10/01/2025 (A)	632,000	630,109
7.00%, 07/15/2031 (A)	302,000	320,190
Starwood Property Trust, Inc.
6.00%, 04/15/2030 (A)(G)	308,000	308,113
		1,613,453
Oil, Gas & Consumable Fuels - 10.6%
Aethon United BR LP/Aethon United Finance Corp.
7.50%, 10/01/2029 (A)(G)	671,000	680,250
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/2029 (A)	690,000	682,822
6.63%, 02/01/2032 (A)(B)	393,000	406,669
Chord Energy Corp.
6.38%, 06/01/2026 (A)	764,000	765,708
Civitas Resources, Inc.
5.00%, 10/15/2026 (A)	424,000	419,234
8.63%, 11/01/2030 (A)	28,000	29,664
8.75%, 07/01/2031 (A)	940,000	994,996
Comstock Resources, Inc.
5.88%, 01/15/2030 (A)	619,000	580,560
Transamerica Series Trust

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
DT Midstream, Inc.
4.13%, 06/15/2029 (A)	$ 392,000	$ 374,964
4.38%, 06/15/2031 (A)	122,000	115,473
EQM Midstream Partners LP
6.00%, 07/01/2025 (A)	59,000	59,097
6.38%, 04/01/2029 (A)	769,000	794,047
6.50%, 07/01/2027 (A)	366,000	377,007
Genesis Energy LP/Genesis Energy Finance Corp.
7.88%, 05/15/2032	154,000	156,738
8.25%, 01/15/2029	37,000	38,317
8.88%, 04/15/2030	407,000	427,913
Harvest Midstream I LP
7.50%, 05/15/2032 (A)	889,000	934,699
Hess Midstream Operations LP
4.25%, 02/15/2030 (A)	31,000	29,570
5.13%, 06/15/2028 (A)	657,000	649,875
6.50%, 06/01/2029 (A)	178,000	184,227
HF Sinclair Corp.
6.38%, 04/15/2027 (G)	678,000	687,216
Ithaca Energy North Sea PLC
9.00%, 07/15/2026 (A)	875,000	892,765
Kinder Morgan, Inc.
7.75%, 01/15/2032	245,000	285,923
8.05%, 10/15/2030	134,000	157,627
Matador Resources Co.
6.25%, 04/15/2033 (A)	583,000	572,659
6.50%, 04/15/2032 (A)	184,000	183,714
Murphy Oil Corp.
6.00%, 10/01/2032 (G)	580,000	572,760
NuStar Logistics LP
5.63%, 04/28/2027	742,000	745,324
5.75%, 10/01/2025	115,000	115,177
6.00%, 06/01/2026	111,000	111,671
Occidental Petroleum Corp.
6.13%, 01/01/2031	79,000	83,384
6.45%, 09/15/2036	1,194,000	1,289,543
6.63%, 09/01/2030	899,000	969,866
7.15%, 05/15/2028	433,000	463,706
Ovintiv, Inc.
7.38%, 11/01/2031	276,000	311,164
Parkland Corp.
4.50%, 10/01/2029 (A)	341,000	322,851
4.63%, 05/01/2030 (A)	77,000	72,633
5.88%, 07/15/2027 (A)	531,000	529,732
6.63%, 08/15/2032 (A)	24,000	24,366
PBF Holding Co. LLC/PBF Finance Corp.
7.88%, 09/15/2030 (A)	687,000	707,658
Permian Resources Operating LLC
6.25%, 02/01/2033 (A)	446,000	452,454
7.00%, 01/15/2032 (A)	979,000	1,018,479
SM Energy Co.
6.50%, 07/15/2028	77,000	77,003
6.63%, 01/15/2027 (B)	832,000	833,849
6.75%, 09/15/2026	222,000	221,898
7.00%, 08/01/2032 (A)	657,000	659,489
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Southwestern Energy Co.
4.75%, 02/01/2032	$ 286,000	$ 273,697
5.38%, 03/15/2030	540,000	538,362
Summit Midstream Holdings LLC
8.63%, 10/31/2029 (A)	298,000	311,630
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
9.50% (H), 10/15/2026 (A)	340,000	347,565
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.88%, 02/01/2031	145,000	143,934
5.00%, 01/15/2028	150,000	149,988
5.50%, 03/01/2030	716,000	729,014
6.50%, 07/15/2027	255,000	258,213
Venture Global LNG, Inc.
9.50%, 02/01/2029 (A)	959,000	1,077,427
9.88%, 02/01/2032 (A)	1,090,000	1,211,527
Vital Energy, Inc.
9.75%, 10/15/2030	530,000	566,276
Western Midstream Operating LP
5.30%, 03/01/2048	1,122,000	1,018,794
5.45%, 04/01/2044	251,000	237,654
		27,928,822
Paper & Forest Products - 0.9%
Domtar Corp.
6.75%, 10/01/2028 (A)	970,000	887,034
Glatfelter Corp.
4.75%, 11/15/2029 (A)	1,531,000	1,374,799
		2,261,833
Personal Care Products - 0.4%
Coty, Inc.
5.00%, 04/15/2026 (A)	582,000	579,478
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
6.63%, 07/15/2030 (A)	243,000	252,527
Perrigo Finance Unlimited Co.
6.13%, 09/30/2032	186,000	187,696
		1,019,701
Pharmaceuticals - 1.7%
AdaptHealth LLC
4.63%, 08/01/2029 (A)(B)	66,000	61,128
5.13%, 03/01/2030 (A)(B)	150,000	140,424
6.13%, 08/01/2028 (A)(B)	1,077,000	1,078,068
Bausch Health Americas, Inc.
8.50%, 01/31/2027 (A)	532,000	436,240
Bausch Health Cos., Inc.
5.00%, 01/30/2028 (A)	105,000	68,240
5.00%, 02/15/2029 (A)(B)	469,000	270,847
5.25%, 01/30/2030 - 02/15/2031 (A)	619,000	343,674
7.00%, 01/15/2028 (A)	161,000	109,657
Grifols SA
4.75%, 10/15/2028 (A)(B)	413,000	387,110
Organon & Co./Organon Foreign Debt Co- Issuer BV
4.13%, 04/30/2028 (A)	685,000	658,731
Transamerica Series Trust

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Organon & Co./Organon Foreign Debt Co- Issuer BV (continued)
5.13%, 04/30/2031 (A)(B)	$ 453,000	$ 427,091
6.75%, 05/15/2034 (A)	359,000	370,097
		4,351,307
Real Estate Management & Development - 0.4%
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/2028 (A)	510,000	516,770
8.88%, 09/01/2031 (A)	417,000	455,169
		971,939
Software - 1.1%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.00%, 06/15/2029 (A)	819,000	851,985
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
4.63%, 05/01/2028 (A)	555,000	511,407
8.75%, 05/01/2029 (A)	770,000	786,950
Rackspace Finance LLC
3.50%, 05/15/2028 (A)	426,685	213,524
UKG, Inc.
6.88%, 02/01/2031 (A)	620,000	640,563
		3,004,429
Specialized REITs - 0.6%
Iron Mountain, Inc.
4.50%, 02/15/2031 (A)	183,000	173,591
5.25%, 03/15/2028 (A)	994,000	990,070
7.00%, 02/15/2029 (A)	346,000	360,674
		1,524,335
Total Corporate Debt Securities (Cost $252,041,496)		250,594,555
LOAN ASSIGNMENTS - 2.2%
Automobile Components - 0.2%
Clarios Global LP Term Loan B, 1-Month Term SOFR + 2.50%, 7.35% (C), 05/06/2030	434,910	434,638
Commercial Services & Supplies - 0.6%
Garda World Security Corp. Term Loan B, 1-Month Term SOFR + 3.50%, 8.60% (C), 02/01/2029	890,457	889,344
Madison IAQ LLC Term Loan, TBD, 06/21/2028 (I)	646,658	645,923
		1,535,267
	Principal	Value
LOAN ASSIGNMENTS (continued)
Containers & Packaging - 0.4%
Anchor Glass Container Corp. Term Loan, 3-Month Term SOFR + 5.00%, 9.87% (C), 12/07/2025	$ 876,995	$ 629,244
Trident TPI Holdings, Inc. Term Loan B6, 3-Month Term SOFR + 4.00%, 8.60% (C), 09/15/2028	401,235	401,463
		1,030,707
Hotels, Restaurants & Leisure - 0.3%
Caesars Entertainment, Inc. Term Loan B1, 1-Month Term SOFR + 2.75%, 7.60% (C), 02/06/2031	771,125	770,282
Software - 0.7%
Central Parent, Inc. Term Loan B, 3-Month Term SOFR + 3.25%, 7.85% (C), 07/06/2029	748,492	739,403
Rackspace Finance LLC 1st Lien Term Loan, 1-Month Term SOFR + 6.25%, 11.48% (C), 05/15/2028	232,462	235,949
UKG, Inc. Term Loan B, 3-Month Term SOFR + 3.25%, 8.55% (C), 02/10/2031	1,017,450	1,017,450
		1,992,802
Total Loan Assignments (Cost $5,931,118)		5,763,696

	Shares	Value
COMMON STOCKS - 0.1%
Electric Utilities - 0.0% (J)
Homer City Generation LLC (K)(L)	39,132	391
Oil, Gas & Consumable Fuels - 0.0%
Ultra Resources, Inc. (K)(L)(M)	123	0
Software - 0.1%
Avaya Holdings Corp. (K)	33,145	232,016
Total Common Stocks (Cost $2,523,066)		232,407
OTHER INVESTMENT COMPANY - 12.7%
Securities Lending Collateral - 12.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.96% (N)	33,424,145	33,424,145
Total Other Investment Company (Cost $33,424,145)		33,424,145
Transamerica Series Trust

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 0.9%
Fixed Income Clearing Corp.,
2.10% (N), dated 09/30/2024, to be
repurchased at $2,259,837 on 10/01/2024.
Collateralized by a U.S. Government
Obligation, 0.75%, due 04/30/2026, and
with a value of $2,304,926.
$ 2,259,705	$ 2,259,705
Total Repurchase Agreement (Cost $2,259,705)	2,259,705
Total Investments (Cost $296,179,530)	292,274,508
Net Other Assets (Liabilities) - (11.4)%	(29,906,260)
Net Assets - 100.0%	$ 262,368,248
INVESTMENT VALUATION:

Valuation Inputs (O)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (P)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$250,594,555	$—	$250,594,555
Loan Assignments	—	5,763,696	—	5,763,696
Common Stocks	—	232,016	391	232,407
Other Investment Company	33,424,145	—	—	33,424,145
Repurchase Agreement	—	2,259,705	—	2,259,705
Total Investments	$33,424,145	$258,849,972	$391	$292,274,508
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, the total value of 144A securities is $200,317,389, representing 76.3% of the Portfolio's net assets.

(B)
All or a portion of the security is on loan. The total value of the securities on loan is $35,815,261, collateralized by cash collateral of $33,424,145 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $3,144,848. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)
Floating or variable rate security. The rate disclosed is as of September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(D)	Perpetual maturity. The date displayed is the next call date.
(E)
Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

Transamerica Series Trust

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(F)	Restricted security. At September 30, 2024, the total value of such securities held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP 3.50%, 03/15/2029	08/11/2020 - 07/06/2023	$939,224	$887,473	0.3%
Corporate Debt Securities	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP 4.63%, 01/15/2027	11/07/2019 - 08/23/2023	771,920	769,534	0.3
Corporate Debt Securities	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP 6.50%, 02/15/2028	02/06/2023 - 08/23/2023	858,813	873,630	0.3
Corporate Debt Securities	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP 7.50%, 03/15/2026	01/22/2019	155,000	156,337	0.1
Corporate Debt Securities	Uber Technologies, Inc. 7.50%, 09/15/2027	09/12/2019 - 07/06/2023	884,863	900,501	0.4
			$3,609,820	$3,587,475	1.4%

(G)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after September 30, 2024.
Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(H)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of September 30, 2024; the maturity date disclosed is the ultimate maturity date.
(I)	All or a portion of the security represents an unsettled loan commitment at September 30, 2024 where the rate will be determined at time of settlement.
(J)	Percentage rounds to less than 0.1% or (0.1)%.
(K)	Non-income producing security.
(L)	Security is Level 3 of the fair value hierarchy.
(M)	Security deemed worthless.
(N)	Rate disclosed reflects the yield at September 30, 2024.
(O)
There were no transfers in or out of Level 3 during the period ended September 30, 2024. Please reference the Investment Valuation section of the
Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

(P)	Level 3 securities were not considered significant to the Portfolio.
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBD	To Be Determined
Transamerica Series Trust

Transamerica Aegon High Yield Bond VP

NOTES TO SCHEDULE OF INVESTMENTS
At September 30, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica Aegon High Yield Bond VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at September 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of
Transamerica Series Trust

Transamerica Aegon High Yield Bond VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Series Trust